S000019846 [Member] Expense Example, No Redemption - Columbia Variable Portfolio - Select Mid Cap Growth Fund	Dec. 31, 2025 USD ($)
Columbia Variable Portfolio - Select Mid Cap Growth Fund Class 3
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 98
Expense Example, No Redemption, 3 Years	321
Expense Example, No Redemption, 5 Years	562
Expense Example, No Redemption, 10 Years	1,253
Columbia Variable Portfolio - Select Mid Cap Growth Fund Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	85
Expense Example, No Redemption, 3 Years	280
Expense Example, No Redemption, 5 Years	492
Expense Example, No Redemption, 10 Years	1,101
Columbia Variable Portfolio - Select Mid Cap Growth Fund Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	110
Expense Example, No Redemption, 3 Years	358
Expense Example, No Redemption, 5 Years	626
Expense Example, No Redemption, 10 Years	$ 1,391